H4 Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Related Party Transactions

Related party transactions, SEK billion
	2023	2022	2021
Sales to Ericsson Nikola Tesla	0.4	0.3	0.4
Purchases from Ericsson Nikola Tesla	1.6	1.5	1.2
Loans to MediaKind (Leone Media Inc.)	0.6	0.6	0.5